UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number: 28-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert M. Donahue, Jr.
Title:  Manager
Phone:  (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.           New York, NY               May 15, 2007
-------------------------      ----------------------      ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $302,915
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1          28-12254                             Quadrangle Equity Investors Ltd

2                                               Quadrangle Equity Investors LP

                                            FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------        -----       -------   -------   --- ----  ----------  --------  ----     ------  ----
BLOCKBUSTER INC                CL A            093679108    2,628      408,000 SH        SOLE        0           408,000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW        G20045202   16,319      184,500 SH        SOLE        0           184,500
CHARTER COMMUNICATIONS INC D   CL A            16117M107    4,913    1,761,000 SH        SOLE        0         1,761,000
COMCAST CORP NEW               CL A            20030N101   11,937      460,000 SH        SOLE        0           460,000
COMMERCE BANCORP INC NJ        COM             200519106    7,511      225,000 SH        SOLE        0           225,000
CTC MEDIA INC                  COM             12642X106   10,272      400,000 SH        SOLE        0           400,000
DISCOVERY HOLDING CO           CL A COM        25468Y107   26,910    1,406,700 SH        SOLE        0         1,406,700
EBAY INC                       COM             278642103   13,691      413,000 SH        SOLE        0           413,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   15,771      201,000 SH        SOLE        0           201,000
GETTY IMAGES INC               COM             374276103    7,440      153,000 SH        SOLE        0           153,000
GOOGLE INC                     CL A            38259P508   16,127       35,200 SH        SOLE        0            35,200
INTEL CORP                     COM             458140100    5,261      275,000 SH        SOLE        0           275,000
LEVEL 3 COMMUNICATIONS INC     COM             52729N100    5,636      924,000 SH        SOLE        0           924,000
LIBERTY GLOBAL INC             COM SER B       530555200    2,026       63,800 SH        SOLE        0            63,800
LIBERTY GLOBAL INC             COM SER C       530555309   28,556      932,000 SH        SOLE        0           932,000
LIBERTY MEDIA HLDG CORP        CAP COM SER A   53071M302   24,883      225,000 SH        SOLE        0           225,000
MDC PARTNERS INC               CL A SUB VTG    552697104    5,419      701,000 SH        SOLE        0           701,000
NATIONAL CINEMEDIA INC         COM             635309107      668       25,000 SH        SOLE        0            25,000
NII HLDGS INC                  CL B NEW        62913F201   10,237      138,000 SH        SOLE        0           138,000
PROQUEST COMPANY               COM             74346P102   12,600    1,400,000 SH        SOLE        0         1,400,000
RADIO ONE INC                  CL D NON VTG    75040P405   13,004    2,013,000 SH        SOLE        0         2,013,000
REGAL ENTMT GROUP              CL A            758766109    5,961      300,000 SH        SOLE        0           300,000
TIME WARNER TELECOM INC        CL A            887319101    9,533      459,000 SH        SOLE        0           459,000
VALASSIS COMMUNICATIONS INC    COM             918866104    5,071      295,000 SH        SOLE        0           295,000
VIRGIN MEDIA INC               COM             92769L101   23,331      924,000 SH        SOLE        0           924,000
YAHOO INC                      COM             984332106   17,210      550,000 SH        SOLE        0           550,000





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